Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Aug. 01, 2019
Business Acquisition [Line Items]
Operating lease right-of-use assets	$ 223,369
Operating lease liabilities, net of current portion	$ (154,271)
Peirce Phelps PPI [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 4,299
Accounts receivable		30,719
Inventories		45,491
Other current assets		135
Property and equipment		2,544
Operating lease right-of-use assets		19,072
Goodwill		9,884
Intangibles		19,000
Other assets		299
Accounts payable		(11,079)
Accrued expenses and other current liabilities		(13,038)
Operating lease liabilities, net of current portion		(14,100)
Total		$ 93,226